NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2014	2013

Buildings and leasehold improvements	$75,658	$74,855
Furniture and fixtures	7,556	6,912
Equipment	6,215	6,238
Company automobiles	1,619	1,721
Total	91,048	89,726

Less: accumulated depreciation and amortization	(10,896)	(7,472)
Property, equipment and leasehold improvements, net	$80,152	$82,254

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2014	2013

Buildings and leasehold improvements	$62,983	$62,250
Equipment	5,269	5,289
Total	68,252	67,539

Less: Accumulated depreciation	(3,270)	(1,263)
Total	$64,982	$66,276